Average Annual Total Returns - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Test_BLK_136	May 19, 2023
Fidelity Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.27%
Past 5 years	0.95%
Since Inception	0.79%
Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.27%
Past 5 years	0.95%
Since Inception	0.79%
Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.56%
Past 5 years	0.97%
Since Inception	0.79%
LB319
Average Annual Return:
Past 1 year	(1.13%)
Past 5 years	1.02%
Since Inception	0.83%	[1]
F1872
Average Annual Return:
Past 1 year	0.01%
Past 5 years	1.00%
Since Inception	0.77%	[1]

[1]	A From October 15, 2013